PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The components of property and equipment are as follows:

	December 31,
	2013	2012
Land	$1,808,958	$1,808,958
Buildings and improvements	9,088,367	9,075,751
Furniture and equipment	1,352,260	1,171,726
	12,249,585	12,056,435
Less accumulated depreciation	(2,376,387)	(1,898,506)

	$9,873,198	$10,157,929

Depreciation expense for the years ended December 31, 2013 and 2012 amounted to $557,113 and $551,495 respectively.